HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 97.8%
	GENERAL OBLIGATION — 18.5%
	APPROPRIATION — 18.5%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$578,397
1,000,000	4.000%, 7/1/2033	1,074,541
1,000,000	3.000%, 7/1/2035	944,131
1,200,000	4.000%, 9/1/2037	1,215,948
1,400,000	5.000%, 10/1/2037	1,435,472
500,000	5.000%, 7/1/2038	552,133
1,355,000	4.000%, 8/1/2039	1,374,321
1,100,000	5.000%, 9/1/2042	1,175,166
500,000	4.000%, 9/1/2043	502,612
1,000,000	4.000%, 7/1/2044	1,002,345
1,000,000	5.000%, 8/1/2044	1,075,900
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,078,587
800,000	4.000%, 9/1/2031	826,437
460,000	5.000%, 9/1/2032	482,966
500,000	5.000%, 9/1/2033	533,734
1,500,000	4.000%, 9/1/2038	1,526,137
1,500,000	4.000%, 9/1/2040	1,513,679
	County of Maui
1,000,000	5.000%, 9/1/2023	1,002,817
3,000,000	2.125%, 6/1/2024	2,964,489
1,000,000	4.000%, 9/1/2028	1,020,671
675,000	4.000%, 3/1/2037	697,376
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,038,682
1,000,000	4.000%, 5/1/2036	1,018,930
		25,635,471
	TOTAL GENERAL OBLIGATION	25,635,471
	REVENUE BONDS — 79.3%
	APPROPRIATION — 8.6%
	Kauai County Community Facilities District
1,300,000	5.000%, 5/15/2049	1,304,504
1,000,000	5.000%, 5/15/2051	985,149
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 8/1/2023[1]	1,000,494
1,420,000	5.250%, 8/1/2024[1]	1,421,166
2,570,000	5.250%, 8/1/2026[1]	2,571,938
1,000,000	5.000%, 8/1/2027[1]	1,000,559
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	735,147
600,000	5.000%, 4/1/2030	635,479

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
$500,000	5.000%, 11/1/2030	$539,917
800,000	5.000%, 4/1/2031	845,285
350,000	5.000%, 11/1/2031	377,353
550,000	5.000%, 4/1/2032	580,342
		11,997,333
	EDUCATION — 6.8%
	State of Hawaii Department of Budget & Finance
275,000	4.000%, 1/1/2025	273,732
665,000	4.000%, 1/1/2027	661,010
350,000	4.000%, 1/1/2028	348,414
270,000	4.000%, 1/1/2032	267,495
435,000	3.000%, 1/1/2034	381,940
600,000	3.000%, 1/1/2035	520,611
585,000	3.000%, 1/1/2036	496,158
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,111,174
1,200,000	5.000%, 10/1/2030	1,264,434
1,600,000	5.000%, 10/1/2031	1,680,880
655,000	5.000%, 10/1/2034	709,059
750,000	3.000%, 10/1/2036	692,347
		9,407,254
	HEALTHCARE — 6.5%
	State of Hawaii Department of Budget & Finance
6,185,000	5.000%, 7/1/2035	6,384,640
2,600,000	5.500%, 7/1/2043	2,600,153
		8,984,793
	HOUSING — 10.0%
	Hawaii Housing Finance & Development Corp.
115,000	3.300%, 1/1/2026	114,834
2,220,000	4.750%, 10/1/2027	2,247,215
3,000,000	4.950%, 4/1/2029	3,058,191
4,035,000	3.750%, 1/1/2031	4,036,335
4,505,000	4.000%, 9/1/2033	4,507,541
		13,964,116
	SPECIAL TAX — 8.4%
	State of Hawaii Department of Budget & Finance
790,000	4.000%, 3/1/2037[1]	753,716
12,920,000	3.200%, 7/1/2039	10,906,121
		11,659,837

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	TRANSPORTATION — 20.8%
	State of Hawaii Airports System Revenue
$1,000,000	5.000%, 7/1/2035[1]	$1,059,684
1,800,000	4.000%, 7/1/2039[1]	1,763,258
1,000,000	4.000%, 7/1/2041[1]	970,720
750,000	5.000%, 7/1/2041[1]	757,280
1,735,000	5.000%, 7/1/2043[1]	1,794,493
7,335,000	5.000%, 7/1/2045[1]	7,385,722
2,600,000	5.000%, 7/1/2048[1]	2,674,207
	State of Hawaii Harbor System Revenue
1,000,000	4.000%, 7/1/2037	1,016,834
1,150,000	4.000%, 7/1/2039	1,156,969
3,805,000	4.000%, 7/1/2040	3,811,906
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,278,642
1,360,000	4.000%, 1/1/2035	1,387,579
2,200,000	5.000%, 1/1/2040	2,422,244
1,245,000	5.000%, 1/1/2041	1,366,734
		28,846,272
	WATER & SEWER — 18.2%
	City & County of Honolulu Wastewater System Revenue
1,520,000	5.000%, 7/1/2036	1,582,373
1,960,000	4.000%, 7/1/2037	2,007,826
2,000,000	4.000%, 7/1/2038	2,019,014
1,000,000	4.000%, 7/1/2038	1,015,565
1,750,000	4.000%, 7/1/2039	1,770,452
5,000,000	4.000%, 7/1/2044	4,999,055
2,990,000	4.000%, 7/1/2049	2,952,206
2,175,000	5.000%, 7/1/2049	2,322,441
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,106,144
1,470,000	5.000%, 7/1/2029	1,659,974
1,545,000	5.000%, 7/1/2030	1,774,555
2,035,000	4.000%, 7/1/2046	2,002,192
		25,211,797
	TOTAL REVENUE BONDS	110,071,402
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $143,226,184)	135,706,873

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

June 30, 2023 (Unaudited)

Par Value		Value
	TOTAL INVESTMENTS — 97.8%
	(Cost $143,226,184)	135,706,873
	Other Assets in Excess of Liabilities — 2.2%	3,032,265
	TOTAL NET ASSETS — 100.0%	$138,739,138

[1]	Securities that are subject to alternative minimum tax represent 16.69% of the Fund's net assets.